General (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 15, 2020	Feb. 27, 2019	Dec. 31, 2016
Accumulated losses	$ (17,507,868)	$ (5,693,353)
Working capital	1,535,491
Shareholders' deficit	(6,248,812)	(1,215,934)	$ (1,339,633)			$ (403,949)
Cash and cash equivalents	12,155	63,550
Convertible Bridge Loans Transactions [Member]
Proceeds from issuance of financial instruments	1,374,470	27,000	226
Exercise of Stock Warrants into Shares [Member]
Proceeds from issuance of financial instruments		324,258	599,400
Private Placement Transactions [Member]
Proceeds from issuance of financial instruments	$ 295,000	$ 100,000	$ 562,604
Subsequent Event [Member]
Cash and cash equivalents				$ 300,000
Joint Venture Agreement [Member] | Breakthrough Diagnostics, Inc. [Member]
Ownership percentage					19.99%